Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of components of income tax expense
Years ended December 31,	2020	2019	2018
Current tax expense	$77,138	$71,202	$98,841
Deferred tax recovery	(81,491)	(56,080)	(37,785)
Tax (recovery) expense	$(4,353)	$15,122	$61,056

Schedule of reconciliation of statutory income tax rate
Year ended December 31,	2020	2019	2018
Income (loss) before tax	$241,225	$202,320	$(29,880)
Multiplied by the statutory income tax rates	26.46%	26.56%	26.59%
	63,828	53,736	(7,945)
Income tax recorded at rates different from the Canadian tax rate	(22,875)	(13,017)	(10,823)
Permanent differences	1,548	(6,760)	50,458
Effect on deferred tax balances due to changes in income tax rates	(885)	(2,829)	(427)
Effect of temporary differences not recognized as deferred tax assets	(43,941)	(16,681)	35,416
Previously unrecognized tax losses and credits	—	—	(6,110)
Change in estimates related to prior period(1)	(1,467)	(311)	—
Other(1)	(561)	984	487
Tax (recovery) expense	$(4,353)	$15,122	$61,056
Effective income tax rate	(1.80)%	7.47%	(204.34)%

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes
(1)	Certain comparative figures have been reclassified to conform to the current year presentation.
As at December 31,	2020	2019
Deferred tax assets
Foreign tax credits	$6,558	$5,710
Corporate interest restriction	—	11,393
Financing charges	12,004	17,152
Deferred revenue	11,127	13,071
Loss carry forwards	29,715	29,351
Employee benefits	12,438	8,282
Reserves	1,222	—
Other	2,531	2,209
Total deferred tax assets	$75,595	$87,168
As at December 31,	2020	2019
Deferred tax liabilities
Capital assets	$(149,214)	$(178,317)
Intangible assets	(158,957)	(237,269)
Unrealized foreign exchange gains	(13,405)	(7,932)
Total deferred tax liabilities	$(321,576)	$(423,518)
Deferred tax liabilities, net	$(245,981)	$(336,350)